Discontinued Operations	12 Months Ended
Dec. 31, 2021
Discontinued Operations
Discontinued Operations

3.          Discontinued Operations

On November 20, 2019, the Company, via Viewmount, completed disposal of its former subsidiary holding the right to use certain parcels of land in Shenzhen together with premises built thereon to an unaffiliated third party for HK$47,965 in cash (net of all relevant expenses, charges and taxes) alongside settlement of all accounts payable owed by the relevant former subsidiary to Viewmount at the closing (totaling HK$112,035).

The disposals represented a strategic shift and had a major effect on the Group’s results of operations. The disposed entity accounted for discontinued operations in the consolidated financial statements for the year ended December 31, 2019. Gain of HK$47,845 for the year ended December 31, 2019, was recognized on the disposal and included in the net income from discontinuing operations.

3.          Discontinued Operations (Continued)

Consolidated statements of operations and comprehensive income

For the year
ended
2019
HK$

Other revenues	14,398
Selling, general and administrative expenses	(8,879)
Gain on disposal of subsidiaries	47,845
Profit before income tax	53,364
Income tax expense	—

Profit for the year	53,364
Income from discontinued operations attributable to shareholders of the Company	53,364